Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of preferred stock authorized, issued and outstanding
	Shares Authorized	Shares Issued	Liquidation Preference	Carrying Value
Series A	19,106,048	19,106,048	$28,239	$4,967
Series B	33,702,134	33,702,134	66,360	11,038
Series C	5,687,525	5,687,525	38,163	11,837
Series C-1	4,436,090	4,436,090	89,298	16,061
Series D	20,258,299	20,258,299	527,992	85,648
Series D-1	8,418,535	8,418,535	277,812	49,957
Series D-2	8,418,530	8,418,530	277,811	49,949
Series D-3	6,922,165	6,922,165	276,887	50,046
Series D-3A	20,835,869	—	—	—
	127,785,195	106,949,326	$1,582,562	$279,503

	Shares Authorized	Shares Issued	Liquidation Preference	Carrying Value
Series A	3,438,670	3,438,670	$5,082	$4,967
Series B	6,065,646	6,065,646	11,943	11,038
Series C	1,041,607	1,023,631	6,869	11,837
Series C-1	798,399	798,399	16,072	16,061
Series D	3,646,050	3,646,050	95,027	85,648
Series D-1	1,515,152	1,515,152	50,000	49,957
Series D-2	1,515,151	1,515,151	50,000	49,949
Series D-3	3,750,000	1,245,838	49,834	50,046
Series D-3A	4,545,454	—	—	—
	26,316,129	19,248,537	$284,826	$279,503